10. Interests in affiliates	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Interests in affiliates

Investments in affiliates are accounted for using the equity method of accounting.

The Company is holding 20% equity interests in Zhejiang Tianlan Environmental Protection Technology Co. Ltd. (“Blue Sky”), a company incorporated in the PRC, with total cost of investment US$5,540,000. Blue Sky provides a comprehensive service for design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted from various boilers and industrial furnaces of power plants, steel works and chemical plants since 2000.

Blue Sky has recently received approval from the National Equities Exchange and Quotations (“NEEQ”) to list its shares on the New Third Board in the People’s Republic of China (“PRC”) on November 17, 2015.

A summary of the financial information of the affiliate, Zhejiang Tianlan Environmental Protection Technology Co. Ltd, is set forth below:

	2015	2014
Balance Sheet:	US$’000	US$’000

Current assets	57,432	61,708

Non-current assets	26,587	28,287

Total assets	84,019	89,995

Total liabilities	(58,149)	(64,572)

Total shareholders’ equity	25,870	25,423

	2015	2014
Operating results:	US$’000	US$’000

Net sales	66,899	64,131

Operating income	4,260	2,637

Net income	3,458	2,266

The Company is holding 20% equity interests in Zhejiang Jia Huan Electronic Co. Ltd. (“Jia Huan”), a company incorporated in the PRC, with total cost of investment US$2,486,000. Jia Huan provides a comprehensive service for environmental protection business since 1969 and is based in Jin Hua, Zhejiang.

A summary of the financial information of the affiliate, Zhejiang Jia Huan Electronic Co. Ltd, is set forth below:

	2015	2014
Balance Sheet:	US$’000	US$’000

Current assets	22,693	21,264

Non-current assets	4,717	5,288

Total assets	27,410	26,552

Total liabilities	(13,627)	(12,675)

Total shareholders’ equity	13,783	13,877

	2015	2014
Operating results:	US$’000	US$’000

Net sales	18,481	16,162

Operating income	1,316	1,024

Net income	788	762